Consolidated Statement of Cash Flows € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Net income/loss (-)	€ 149,845	€ (29,259)	€ (115,704)
Adjustment for non-cash transactions	248,027	21,753	48,301
Adjustment for items to disclose separately under operating cash flow	(7,731)	(4,389)	(1,912)
Adjustment for items to disclose under investing and financing cash flows	(5,061)	(668)
Change in working capital other than deferred income	12,698	19,922	(12,862)
Increase / decrease (-) in deferred income	2,804,202	(153,312)	(65,722)
Cash generated/used (-) in operations	3,201,980	(145,953)	(147,899)
Interest paid	(1,158)	(1,063)	(273)
Interest received	7,852	4,558	1,341
Income taxes paid	(57)	(8)	(199)
Net cash flows generated/used (-) in operating activities	3,208,617	(142,466)	(147,030)
Purchase of property, plant and equipment	(22,385)	(10,392)	(5,312)
Purchase of and expenditure in intangible fixed assets	(23,300)	(3,325)	(2,125)
Proceeds from disposal of intangible assets		1
Proceeds from disposal of property, plant and equipment			7
Increase in current financial investments	(4,787,284)
Interest received related to current financial investments	5,059
Decrease in current financial investments	1,063,344
Decrease in restricted cash			6,510
Acquisition of financial assets held at fair value through profit or loss	(177)	(4,559)
Proceeds from sale of financial assets held at fair value through profit or loss	82	2,361	372
Net cash flows used in investing activities	(3,764,660)	(15,914)	(549)
Payment of lease liabilities and other debts		(5)	(65)
Payment of lease liabilities and other debts	(5,091)
Proceeds from capital and share premium increases, gross amount	960,087	296,188	363,924
Issue cost paid, related to capital and share premium increases	(4,447)	(15,964)	(15,790)
Proceeds from capital and share premium increases from exercise of warrants	17,167	7,657	5,288
Net cash flows generated in financing activities	1,335,751	287,876	353,357
Increase in cash and cash equivalents	779,708	129,497	205,779
Cash and cash equivalents at beginning of year	1,290,796	1,151,211	973,241
Transfer to current financial investments	(198,922)
Effect of exchange rate differences on cash and cash equivalents	(9,966)	10,089	(27,808)
Cash and cash equivalents at end of year	1,861,616	€ 1,290,796	€ 1,151,211
Warrant A | Gilead
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from capital and share premium increases from exercise of warrants	€ 368,035